PPP LOAN (Details Narrative) - USD ($)		12 Months Ended
	May 02, 2020	Jan. 31, 2021	Oct. 31, 2021	Jan. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
PPP Loan-current portion	$ 43,294	$ 43,294
PPP Loan-Long term	166,153	166,153
Paycheck Protection Promissory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from PPP loan	$ 209,447	$ 209,447
Fixed rate per annum	1.00%
Maturity of loan	May 02, 2022
Monthly instalments	$ 8,818
Paycheck Protection Promissory 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity of loan	Aug. 02, 2023